Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock		Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	(Accumulated Deficit) Retained Earnings	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2020	[1]				1,225,288,710		1,225,288,710
Balance, beginning of the year at Dec. 31, 2020		$ 6,400,723	$ (150,612)	$ 6,250,111	$ 6,115,232		$ 6,115,232	$ 261,436	$ (158,810)	$ 102,626	$ 8,770	$ 8,770	$ 15,285	$ 8,198	$ 23,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		14,948,400			14,948,400	[1]
Exercise of stock options		$ 108,594			$ 166,057			(57,463)
Stock-based compensation		330,763						330,763
Vesting of restricted share units (in shares)	[1]				6,934,480
Vesting of restricted share units		0			$ 214,852			(214,852)
Issuance of shares (in shares)	[1]				11,800,000
Issuance of Class A subordinate voting shares, net of offering costs		1,543,958			$ 1,543,958
Net income and comprehensive income (loss) for the year		2,899,915									(14,744)		2,914,659
Common shares outstanding, ending balance (in shares) at Dec. 31, 2021	[1]				1,258,971,590
Balance, end of the year at Dec. 31, 2021		$ 11,133,341			$ 8,040,099			161,074			(5,974)		2,938,142
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		3,126,869			3,126,869	[1]
Exercise of stock options		$ 17,549			$ 34,815			(17,266)
Stock-based compensation		549,142						549,142
Vesting of restricted share units (in shares)	[1]				7,380,507
Vesting of restricted share units		0			$ 470,524			(470,524)
Issuance of shares (in shares)	[1]				1
Issuance of shares related to business acquisitions (in shares)	[1]				5,649,600
Issuance of shares related to business acquisitions		9,774			$ 201,994			(192,220)
Net income and comprehensive income (loss) for the year		(3,470,917)									(10,499)		(3,460,418)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2022	[1]				1,275,128,567
Balance, end of the year at Dec. 31, 2022		$ 8,238,889			$ 8,747,432			$ 30,206			$ (16,473)		$ (522,276)

[1]	Prior year share amounts have been retrospectively adjusted to reflect the Share Split effected in June 2022. See Note 19 for details.